Brighthouse Wellington Core Equity Opportunities Portfolio Expense Example - Brighthouse Wellington Core Equity Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	907
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,202
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,085